CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Nov. 08, 2019 $ / shares	Aug. 31, 2019 shares	Dec. 31, 2018 $ / shares
Accounts payable	$ 9,907	¥ 64,641		¥ 139,336
Salary and welfare payables	6,985	45,580		50,721
Taxes payable	2,885	18,824		35,341
Deferred revenue	2,889	18,849		8,161
Amounts due to related parties	84	548
Accrued liabilities and other payables	2,079	13,560		¥ 33,308
Operating lease liabilities	2,319	15,132
Operating lease liabilities	$ 1,904	¥ 12,426
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares, shares authorized (in shares)						4,326,574,000
Ordinary shares, shares issued (in shares)						189,388,000
Ordinary shares, shares outstanding (in shares)						189,388,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		0.0001				$ 0.0001
Treasury stock (in shares)	15,557,593	15,557,593		2,561,468
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001		0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300		4,903,917,300
Ordinary shares, shares issued (in shares)	884,846,745	884,846,745		841,275,820
Ordinary shares, shares outstanding (in shares)	871,850,620	871,850,620		841,275,820
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		0.0001		0.0001
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares	$ 0.0001		0.0001		0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700		96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700		96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700		96,082,700
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
VIEs
Accounts payable | ¥		¥ 64,641		¥ 139,336
Salary and welfare payables | ¥		32,749		34,578
Taxes payable | ¥		17,207		32,441
Deferred revenue | ¥		18,849		8,161
Amounts due to related parties | ¥		548		0
Accrued liabilities and other payables | ¥		8,219		15,302
Operating lease liabilities | ¥		15,132		0
Operating lease liabilities | ¥		¥ 12,426		¥ 0